Long-Term Debt - Summary of Long-Term Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Total principal	$ 321,681	$ 562,861
Less: unamortized discount and debt issuance costs	(8,743)	(3,182)
Total debt	312,938	559,679
Less: current portion	(27,549)	(43,573)
Non-current portion of long-term debt	285,389	516,106
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Total principal	235,000	341,132
Term Loans
Debt Instrument [Line Items]
Total principal	$ 86,681	$ 221,729